Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired intangible assets, net
	December 31,
	2018	2019
Distribution networks	$—	$—
Trademarks	614,624	614,624
	$614,624	$614,624
Less: accumulated amortization	(614,624)	(614,624)
	$—	$—